Document and Entity Information (USD $)	12 Months Ended
	Sep. 30, 2012	Dec. 14, 2012	Mar. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	SIONIX CORP
Entity Central Index Key	0000764667
Document Type	S-1
Document Fiscal Period Focus	FY
Document Period End Date	Sep 30, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Current Fiscal Year End Date	--09-30
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 23,946,678
Entity Common Stock, Shares Outstanding		409,615,875

Consolidated Balance Sheets (USD $)	Sep. 30, 2012	Sep. 30, 2011
Current assets:
Cash and cash equivalents	$ 1,348,069	$ 685
Other receivable	27,854	12,173
Inventory	1,311,349	1,306,326
Other current assets	91,529	26,676
Total current assets	2,778,801	1,345,860
Non-current assets:
Property and equipment, net	128,119	29,519
Total assets	2,906,920	1,375,379
Current liabilities:
Accounts payable	155,547	520,322
Accrued expenses	907,728	1,006,814
Notes payable - related parties	25,000	25,000
Convertible notes, net of debt discount	1,895,378	934,567
Secured promissory notes	225,681
Deferred revenue	10,000
Derivative liability	638,178	320,516
Shares to be issued	165,880
Total current liabilities	4,023,392	2,807,219
Stockholders' Deficit Attributable to Sionix Corporation:
Common stock, $0.001 par value (600,000,000 shares authorized; 387,968,434 shares issued and outstanding at September 30, 2012; 299,331,673 shares issued and outstanding at September 30, 2011)	387,968	299,332
Additional paid-in capital	34,807,672	30,168,321
Accumulated deficit	(37,560,000)	(31,899,493)
Total stockholders' deficit attributable to Sionix Corporation	(2,364,360)	(1,431,840)
Equity attributable to noncontrolling interest	1,247,888
Total stockholders' deficit	(1,116,472)	(1,431,840)
Total liabilities and stockholders' deficit	$ 2,906,920	$ 1,375,379

Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Consolidated Balance Sheets [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	600,000,000	600,000,000
Common stock, shares issued	387,968,434	299,331,673
Common stock, shares outstanding	387,968,434	299,331,673

Consolidated Statement of Operations (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Operating expenses
General and administrative	$ 2,778,275	$ 3,177,296
Sales and marketing	271,835	449,588
Research and development	886,491	562,179
Depreciation	25,833	12,207
Total operating expenses	3,962,434	4,201,270
Loss from operations	(3,962,434)	(4,201,270)
Other income (expense)
Interest expense and financing costs	(1,374,383)	(499,398)
Gain (loss) on change in fair value of derivative liability	233,186	(120,849)
Other (expense) income	(169,048)	470,128
Legal settlements		(236,821)
Loss on settlement of debt	(489,140)	(1,711,416)
Total other income (expense)	(1,799,385)	(2,098,356)
Loss before income taxes	(5,761,819)	(6,299,626)
Income taxes	(800)	(800)
Net loss	(5,762,619)	(6,300,426)
Less: Net loss attributable to the noncontrolling interest	102,112
Net loss attributable to Sionix Corporation	$ (5,660,507)	$ (6,300,426)
Amounts attributable to Sionix Corporation:
Basic loss per share	$ (0.02)	$ (0.02)
Diluted loss per share	$ (0.02)	$ (0.02)
Basic weighted average number of shares of common stock outstanding	334,042,294	256,816,636
Diluted weighted average number of shares of common stock outstanding	334,042,294	256,816,636

Consolidated Statements of Stockholders' Deficit (USD $)	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Non-Controlling Interest
Beginning Balance at Sep. 30, 2010	$ (2,496,678)	$ 217,155	$ 22,885,234	$ (25,599,067)
Beginning Balance, shares at Sep. 30, 2010		217,154,741
Conversion of notes payable into common stock	2,460,873	23,696	2,437,177
Conversion of notes payable into common stock, shares		23,696,276
Common stock issued for services	1,911,003	20,040	1,890,963
Common stock issued for services, shares	20,040,322	20,040,322
Common stock issued for cash	1,821,040	32,474	1,788,566
Common stock issued for cash, shares		32,473,667
Warrants issued for cash	75,000		75,000
Cashless warrant exercises		167	(167)
Cashless warrant exercises, shares		166,667
Common stock issued settlement of accounts payable	290,000	5,800	284,200
Common stock issued settlement of accounts payable, shares		5,800,000
Share based payments	807,348		807,348
Net loss	(6,300,426)			(6,300,426)
Balance at Sep. 30, 2011	(1,431,840)	299,332	30,168,321	(31,899,493)
Balance, shares at Sep. 30, 2011		299,331,673
Conversion of notes payable into common stock	723,882	36,935	686,947
Conversion of notes payable into common stock, shares	723,882	36,935,195
Common stock issued for services	1,707,576	34,066	1,673,510
Common stock issued for services, shares	34,067,872	34,067,872
Common stock issued for cash	400,200	6,671	393,529
Common stock issued for cash, shares		6,670,001
Cashless warrant exercises		475	(475)
Cashless warrant exercises, shares		474,984
Common stock issued settlement of accounts payable	463,280	9,989	453,291
Common stock issued settlement of accounts payable, shares		9,988,709
Common stock issued for financing costs	500	500
Common stock issued for financing costs, shares		500,000
Warrants issued with convertible debt	550,472		550,472
Fair value of beneficial conversion features	550,472		550,472
Warrants issued to induce debt conversion	63,391		63,391
Share based payments	268,214		268,214
Non-controlling interest	1,350,000			102,112	1,247,888
Net loss	(5,762,619)			(5,762,619)
Balance at Sep. 30, 2012	$ (1,116,472)	$ 387,968	$ 34,807,672	$ (37,560,000)	$ 1,247,888
Balance, shares at Sep. 30, 2012		387,968,434

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Cash flows from operating activities
Net loss	$ (5,762,619)	$ (6,300,426)
Adjustments to reconcile net loss to net cash used by operating activities:
Depreciation	25,833	12,207
Amortization of debt discounts	548,192	157,586
Share based payments	268,214	807,348
Common stock issued for services	1,707,576	1,911,003
(Gain) loss on change in fair value of derivative liability	(233,186)	120,849
Loss on settlement of debt	489,140	1,711,416
Changes in operating assets and liabilities:
Inventory	(5,023)	(727,166)
Other current assets	(267,686)	(38,059)
Accounts payable	417,618	82,775
Accrued expenses	233,558	374,655
Deferred revenue	10,000	(300,000)
Net cash used by operating activities	(2,568,382)	(2,187,812)
Cash flows from investing activities:
Purchase of property and equipment	(124,434)	(3,127)
Cash flows from financing activities:
Borrowings	2,190,000	272,500
Common stock issued for cash	400,200	1,821,040
Warrants issued for cash		75,000
Noncontrolling interests in subsidiary issued for cash	1,450,000
Net cash provided by financing activities	4,040,200	2,168,540
Net increase in cash and cash equivalents	1,347,384	(22,399)
Cash and cash equivalents, beginning of period	685	23,084
Cash and cash equivalents, end of period	1,348,069	685
SUPPLEMENTARY CASH FLOW INFORMATION:
Income taxes paid	1,095	3,673
Interest paid
Non-cash investing and financing activities:
Common stock issued for accounts payable and accrued compensation	$ 463,279

Organization and Description of Business	12 Months Ended
Sep. 30, 2012
Organization and Description Of Business [Abstract]
Organization and Description of Business

Note 1 – Organization and Description of Business

Sionix Corporation (the "Company") was incorporated in Utah in 1996.  The Company was formed to design, develop, and market automatic water filtration systems primarily for small water districts. Sionix exited the development stage as of December 31, 2009 upon recognition of the revenue from the sale of a system.

The Company completed its reincorporation as a Nevada corporation effective July 1, 2003. The reincorporation was completed pursuant to an Agreement and Plan of Merger between Sionix Corporation, a Utah corporation ("Sionix Utah") and its wholly-owned Nevada subsidiary, Sionix Corporation ("Sionix Nevada"). Under the merger agreement, Sionix Utah merged with and into Sionix Nevada, and each share of Sionix Utah’s common stock was automatically converted into one share of common stock, par value $0.001 per share, of Sionix Nevada. The merger was effected by the filing of Articles of Merger, along with the Agreement and Plan of Merger, with the Secretary of State of Nevada.

Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2012
Summary Of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 2 –Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Consolidation

The financial statements include the accounts of the Company, and its 60% owned subsidiary, Williston Basin I, LLC. All significant intercompany accounts and balances have been eliminated in consolidation. Participation of other unit holders in the net assets and net earnings of consolidated subsidiaries is included in the captions ‘equity attributable to noncontrolling interest’ and ‘net loss attributable to the noncontrolling interest’ in the accompanying consolidated balance sheets and consolidated statements of operations, respectively.

Cash and Cash Equivalents

Cash and cash equivalents represent cash and short-term, highly liquid investments with original maturities of three months or less.

Inventory

Inventory, consisting primarily of finished goods, is stated at the lower of cost or market, with cost generally determined on a first-in, first-out basis. Management utilizes specific product identification, historical product demand, and comparison of inventory costs to market value as the basis for determining the need for an excess or obsolete inventory reserve. Changes in market conditions, lower than expected customer demand, or changes in technology or features are also considered by management in determining whether an allowance for obsolete inventory is required. For the year ended September 30, 2012, management recorded an allowance of $168,643, and the related expense is included in other (expense) income in the accompanying Statement of Operations.

Property and Equipment

Property and equipment, consisting primarily of office furniture and equipment, is stated at cost. The cost of additions and improvements are capitalized while maintenance and repairs are expensed as incurred. Depreciation of property and equipment is provided on a straight-line basis over the estimated useful lives of the assets, ranging from 3 to 5 years.

Impairment of Long-Lived Assets

The Company tests long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable through the estimated undiscounted cash flows expected to result from the use and eventual disposition of the assets. In that event, a loss is recognized based on the amount by which the carrying amount exceeds the fair market value of the long-lived assets. Loss on long-lived assets to be disposed of is determined in a similar manner, except that fair market values are reduced for the cost of disposal.

Derivatives

Derivative instruments are recognized as either assets or liabilities and are measured at fair value. Changes in the fair value of derivatives are recognized in earnings in the period of change.

Fair Value of Financial Instruments

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities measured at fair value are categorized based on whether or not the inputs are observable in the market and the degree that the inputs are observable. The categorization of financial assets and liabilities within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The Company's financial instruments primarily consist of cash and cash equivalents, accounts payable, accrued expenses, and short-term debt. As of the balance sheet dates, the estimated fair values of the financial instruments were not materially different from their carrying values as presented on the balance sheet. This is primarily attributed to the short maturities of these instruments. The Company did not identify any other non-recurring assets and liabilities that are required to be presented in the balance sheets at fair value.

Advertising

The cost of advertising is expensed as incurred, and included in sales and marketing expense. Total advertising costs were $2,807 and $20,930 for the years ended September 30, 2012 and 2011, respectively.

Revenue Recognition

Sales revenue is recognized at the date of shipment to customers when a formal arrangement exists, the price is fixed or determinable, the delivery is completed, no other significant obligations of the Company exist and collectability is reasonably assured. The Company recognizes revenue net of an allowance for estimated returns at the time of sale. The allowance for sales returns is estimated based on the Company’s historical experience. Sales taxes are presented on a net basis (excluded from revenues and costs). Shipping and handling costs billed to customers is included in net revenue and those costs not billed to customers are included in operating expenses.

Research and Development

The cost of research and development is expensed as incurred. Total research and development costs were $886,491 and $562,179 for the years ended September 30, 2012 and 2011, respectively.

Income Taxes

The Company accounts for income taxes using an asset and liability approach which allows for the recognition and measurement of deferred tax assets based upon the likelihood of realization of tax benefits in future years. Under the asset and liability approach, deferred taxes are provided for the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is provided for deferred tax assets if it is more likely than not these items will either expire before the Company is able to realize their benefits, or that future deductibility is uncertain. Management considers the likelihood of changes by taxing authorities in its filed income tax returns and recognizes a liability for or discloses potential changes that management believes are more likely than not to occur upon examination by tax authorities. Management has not identified any uncertain tax positions in filed income tax returns that require recognition or disclosure in the accompanying financial statements.

Stock-Based Compensation

The costs of all employee stock options, as well as other equity-based compensation arrangements, are reflected in the consolidated financial statements based on the estimated fair value of the awards on the grant date. That cost is recognized over the period during which an employee is required to provide service in exchange for the award—the requisite service period (usually the vesting period). Stock compensation for stock granted to non-employees is determined as the fair value of the consideration received or the fair value of equity instruments issued, whichever is more reliably measured.

Earnings per Share

Basic earnings per share are computed by dividing net loss by the weighted average number of common shares outstanding during the period. Diluted net loss per share is based on the assumption that all dilutive convertible shares and stock options were converted or exercised. Dilution is computed by applying the treasury stock method. Under this method, options and warrants are assumed to be exercised at the beginning of the period (or at the time of issuance, if later), and as if funds obtained thereby were used to purchase common stock at the average market price during the period.

For the years ended September 30, 2012 and 2011, the aforementioned securities were determined to be anti-dilutive and the number of shares used to determine basic and diluted earnings per share were the same.

Recently Issued Accounting Pronouncements

In September 2012, the FASB issued ASU No. 2012-08, “Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment.” ASU No. 2012-08 provides companies an option to perform a qualitative assessment to determine whether further goodwill impairment testing is necessary. If, as a result of the qualitative assessment, it is determined that it is more likely than not that a reporting unit’s fair value is less than its carrying amount, the two-step quantitative impairment test is required. Otherwise, no further testing is required. ASU No. 2012-08 will be effective for the Company for goodwill impairment tests performed in the fiscal year ended September 30, 2013, with early adoption permitted. The adoption of this guidance is expected to have no impact on the Company’s consolidated financial condition and results of operations.

Property and Equipment	12 Months Ended
Sep. 30, 2012
Property and Equipment [Abstract]
Property and Equipment

Note 3 – Property and Equipment

Property and equipment consisted of the following at September 30, 2012 and 2011:

	2012	2011

Machinery and equipment	$166,159	$41,726
Less accumulated depreciation	(38,040)	(12,207)

Property and equipment, net	$128,119	$29,519

Depreciation expense for the years ended September 30, 2012 and 2011 was $25,833 and $12,207, respectively.

Accrued Expenses	12 Months Ended
Sep. 30, 2012
Accrued Expenses [Abstract]
Accrued Expenses

Note 4 – Accrued Expenses

Accrued expenses consisted of the following at September 30, 2012 and 2011:

	2012	2011

Accrued salaries	$306,055	$564,458
Interest payable	364,567	236,229
Claims payable	-	15,334
Other accrued expenses	237,106	190,793

Total accrued expenses	$907,728	$1,006,814

During the year ended September 30, 2012, the Company issued 5,800,000 shares of common stock, valued at $290,000, to settle the claims payable balance as of September 30, 2011. Also during the years ended September 30, 2012 and 2011, certain notes payable described in Note 9 were converted into common stock; included in the conversion amount was accrued interest of $84,856 and $216,966, respectively.

Deferred Revenue	12 Months Ended
Sep. 30, 2012
Deferred Revenue [Abstract]
Deferred Revenue

Note 5– Deferred Revenue

In June 2010, the Company received an order for a Mobile Water Treatment System (“MWTS”), which required a deposit. As of December 31, 2010, the Company had completed its design and manufacture of the system and put the unit in place and as of September 30, 2010, customer deposits were $300,000, and classified as deferred revenue.

In March 2011, the Company entered into a settlement agreement with the MWTS customer, which included return of the MWTS unit to the Company, forfeiture of customer deposits, and re-pricing of a warrant previously issued to the customer. Other income of $470,128 was recognized in the year ended September 30, 2011, representing the net impact of the above items.

In September 2012, the Company received a deposit of $10,000 based on an agreement to lease a MWTS.

Notes Payable - Related Parties	12 Months Ended
Sep. 30, 2012
Notes Payable ��� Related Parties [Abstract]
Notes Payable - Related Parties

Note 6 – Notes Payable – Related Parties

The Company has received advances in the form of unsecured promissory notes from stockholders. The original date of these advances was November 2009 and March 2012. These notes bear interest at rates up to 10% and are due on demand. As of both September 30, 2012 and 2011, such notes payable amounted to $25,000. Accrued interest on the notes amounted to $19,717 and $16,885 at September 30, 2012 and 2011, respectively, and is included in accrued expenses. Interest expense on these notes for the years ended September 30, 2012 and 2011 amounted to $2,833 and $2,636, respectively.

Convertible Notes	12 Months Ended
Sep. 30, 2012
Convertible Notes, 12 Secured Promissory Note, Note Conversions and Loss On Settlement Of Debt [Abstract]
Convertible Notes

Note 7 – Convertible Notes

At September 30, 2012 and 2011, convertible notes payable amounted to $1,895,378 and $934,567, respectively, net of discounts of $383,660 and $143,871, respectively. The notes bear interest at 6% - 12% per annum, and are convertible into common stock of the Company at $0.15 - $0.25 per share (as well as variable conversion rates as described below). The notes are due at various dates through May 2013 and are unsecured.
During the year ended September 30, 2012, holders of convertible debentures elected to convert $996,554 of their debt plus accrued interest into 38,170,195 shares of common stock.

Unsecured Convertible Notes:

Through September 30, 2012, the Company issued $732,500 of convertible debentures (of which $170,000 is outstanding at September 30, 2012) that are convertible into common stock of the Company at variable conversion rates that provide a fixed rate of return to the note-holder. Under the terms of the notes, however, the Company could be required to issue additional shares of common stock in the event of default. The Company applied the provisions of ASC Topic 815, “Derivatives and Hedging” and determined that the conversion option should be bifurcated from the notes and valued separately. This conversion option has been recorded as a derivative liability, is being amortized over the terms of the related notes, and is carried at fair value in the accompanying balance sheet. During the years ended September 30, 2012 and 2011, the change in fair value of this derivative liability amounted to $233,186 and $(120,849), respectively.

6% Convertible Redeemable Note:

On November 23, 2011 Sionix issued a 6% Convertible Redeemable Note in the principal amount $100,000 maturing on November 23, 2012. Sionix has an optional right of redemption prior to maturity upon a five day notice and payment of a 40% premium on the unpaid principal amount of the loan. Sionix paid fees of $15,000 in connection with the funding of this loan. In addition, the Company received a commitment in the form of a promissory note from the lender pursuant to which the lender will provide the Company with funding of up to an additional $300,000 at the Company's discretion beginning on June 1, 2012, at which time $100,000 will become available on each of June 1, 2012, July 1, 2012 and August 1, 2012 (the "Additional Financing"). In conjunction with obtaining the Additional Financing, the Company issued 500,000 shares of common stock to the lender (the "Lender's Shares"). If the Company fails to draw down all of the funds made available by the Additional Financing between June 1, 2012 and August 1, 2012, the lender will be entitled to keep the Lender's Shares. If the Company draws down all of the funds made available by the Additional Financing between June 1, 2012 and August 1, 2012, the lender will use the Lender's Shares toward the conversion of the outstanding principal amount on the 6% Convertible Redeemable Note into shares of the Company's common stock. The conversion price for each share of common stock will be equal to 70% of the lowest closing bid price of the common stock for a period of five trading days, but no lower than $0.001 per share.

Subsequent to the initial borrowing, Sionix borrowed an additional $400,000 in connection with the Additional Financing described above and, after conversions, the remaining balance at September 30, 2012 amounted to $102,765.

8% Convertible Debentures:

In April, 2012 the Company entered into an agreement with Ascendiant Capital Group, LLC ("Ascendiant") for the sale of $550,000 of unsecured Convertible Debentures (the “Primary Debentures”) to accredited investors (the “Debenture Holders”) which bear an interest rate of 8% and are due to be repaid 18 months from the closing date.  The Debenture Holders will receive guaranteed interest on the original principal amount for a twelve-month period, even if the Primary Debentures are repaid within that period.  As of June 30, 2012 Ascendiant placed $200,000 of the Primary Debentures.  Subsequent to June 30, 2012 the Company terminated the offering and the Primary Debentures were converted into common stock.

The Primary Debentures were convertible into the Company’s common stock during the forty-five days following the issue date at a floor price of $0.08, and from the issue date until September 28, 2012 at a conversion price of no more than $0.13, based on the average of the three lowest closing bid prices for the common stock during the ten consecutive trading days immediately preceding the conversion request. After this period the conversion price was to be 75% of the average of the three lowest closing bid prices for the common stock during the ten consecutive trading days immediately preceding the conversion request. The Company had the right to demand immediate conversion of the Primary Debentures or some part of them if, at any time prior to the maturity date, the Company’s common stock had, for any twenty consecutive trading-day period, reported a closing bid price of $0.40 per share or greater and reported daily trading volume of 300,000 shares or more.

At the time the Primary Debentures were issued, the Company issued a total of 2,700,000 warrants to the holders of the Primary Debentures, which can be exercised for a period of 3 years from the closing date at an exercise price of $0.10. To induce conversion, the Company issued an additional 2,300,000 warrants to the holders which can be exercised for a period of 5 years after the date issued at an exercise price of $0.08 per share. Using the Black-Scholes method, the initial warrants were valued at $93,731, and the subsequent warrants were valued at $63,391. The initial warrants were recorded as a debt discount and were amortized through the date of conversion using the effective interest method. The subsequent warrants were recorded as a loss on settlement of debt. The following weighted-average assumptions were used in the Black-Scholes calculation.

●	risk free rate of return of 0.66% - 1.030%;

●	volatility of 170% - 174%

●	dividend yield of 0%; and

●	expected term of 3 - 5 years.

The Company has agreed to register the common stock into which the Primary Debentures may be converted, any shares of common stock that may be issued as payment of principal or interest, the common stock underlying the warrants and any additional shares of common stock that may be issued in connection with any anti-dilution provisions included in the Primary Debentures as well as any shares of common stock that may be issued as a result of any stock split, dividend or other distribution. The Company agreed to file the registration statement within 30 days of the closing date.

At the closing of the sale of the Primary Debentures, the Company paid a cash placement fee to the placement agent of 10% of the gross proceeds of the Primary Debentures, and 10% warrant coverage on the same terms as the warrants issued to the Debenture Holders.

10% Convertible Debentures:

On September 29, 2012 the Company entered into a securities purchase agreement dated September 25, 2012 with several accredited investors (“Holders”) for the purchase and sale of $1,025,000 of its convertible notes (“Notes”) and warrants.    The Notes bear interest at the rate of 10% per annum beginning as of September 25, 2012, and mature on June 25, 2013.  On the closing date, the Company paid and the Holders received nine months of pre-paid interest on the original principal amount of the Notes (based on the agreed nine-month term of the Notes).

The Notes are convertible at any time at the option of the Holders into the Company’s common stock at a conversion price based on 80% of the average of the three lowest closing prices for the common stock during the ten consecutive trading days immediately preceding the conversion request, however the conversion price may not exceed $0.04, and may not be lower than $0.02 per share.  The Notes may be redeemed by the Company at any time prior to maturity with ten days’ prior notice to the Holders, and payment of a premium of 25% on the unpaid principal amount of the Notes.  In addition the Notes and related securities purchase agreement contain representations, warranties and covenants that are customary for financings of this type.

The Company issued warrants to the Holders for the purchase of up to 23,125,000 shares of Company common stock, pro rata in proportion to the amount invested, which can be exercised for a period of five years from the closing date, with a fixed exercise price of $0.08 per share.

The Company agreed to register the common stock into which the Notes may be converted, any shares of common stock that may be issued as payment of principal or interest, and the common stock underlying the warrants, as well as any shares of common stock that may be issued as a result of any stock split, dividend or other distribution. The Company agreed to file an initial registration statement within 30 days of the date of the registration rights agreement.  If the Company fails to file a registration statement within this 30 day period, or to have it declared effective within 90 days after the date of the registration rights agreement, or to maintain its effectiveness (in addition to other events described in the full text of the registration rights agreement), the Company will be obligated to pay the investors liquidated damages equal to 2% of the principal amount of the Notes per month until the event is cured, for up to one year, and 1% per month thereafter if the event continues uncured

The offering was made with the services of a placement agent.  At the closing of the sale and issuance of the Notes, the Company paid a cash fee to the placement agent in the amount of $87,535 or 8.54% of the gross proceeds of the offering.

The Company agreed not to use the proceeds of the financing for redemption of common stock, settlement of litigation, or investments in certain other securities, and the proceeds will generally be applied toward working capital and operating expenses of the Company.

12% Secured Promissory Note	12 Months Ended
Sep. 30, 2012
Convertible Notes, 12 Secured Promissory Note, Note Conversions and Loss On Settlement Of Debt [Abstract]
12% Secured Promissory Note

Note 8 – 12% Secured Promissory Note

On November 8, 2011 Sionix issued a 12% Secured Promissory Note in the principal amount of $300,000 maturing on July 31, 2012. The Company has an optional right of redemption prior to maturity. Sionix must redeem the debenture on the maturity date at a redemption premium of 7.5%. Sionix granted to the investor a continuing, first priority security interest in certain property of Sionix to secure the prompt payment, performance, and discharge in full of all of the Company’s obligations under the Secured Promissory Note, Securities Purchase Agreement, and Pledge Agreement.

In connection with this borrowing, Sionix issued 2,358,491 shares of common stock as Incentive Shares, and 16,981,132 shares of common stock as Pledged Shares. At the Company’s option, the Incentive Shares may be redeemed for cash in the amount of $125,000; otherwise they are retained by the lender. The value of the Incentive Shares has been classified as a liability and is being amortized as interest expense over the term of the borrowing. The Pledged Shares were issued as security under the Pledge Agreement.

After conversions, the amount outstanding as of September 30, 2012 amounted to $225,681.

Note Conversions	12 Months Ended
Sep. 30, 2012
Convertible Notes, 12 Secured Promissory Note, Note Conversions and Loss On Settlement Of Debt [Abstract]
Note Conversions

Note 9 – Note Conversions

During the year ended September 30, 2012, the Company issued 36,935,195 shares of common stock for conversion of debt in the amount of $1,081,410 (including interest). In connection with the conversions, the Company issued warrants to purchase 2,300,000 shares of common stock. In connection with the conversion of such debt, the Company recognized a loss of $136,989 as more fully described in Note 10.

During the year ended September 30, 2011, the Company issued 23,696,276 shares of common stock for conversion of debt in the amount of $1,055,591 (including interest). In connection with the conversions, the Company issued warrants to purchase 979,167 shares of common stock, and issued warrants to purchase 6,500,000 shares of common stock to replace warrants to purchase 4,166,666 shares of common stock.  In connection with the conversion of such debt, the Company recognized a loss of $1,161,457 as more fully described in Note 10.

Loss on Settlement of Debt	12 Months Ended
Sep. 30, 2012
Convertible Notes, 12 Secured Promissory Note, Note Conversions and Loss On Settlement Of Debt [Abstract]
Loss on Settlement of Debt

Note 10 – Loss on Settlement of Debt

For the years ended September 30, 2012 and 2011, loss on settlement of debt consisted of:

	2012	2011

Loss on conversion of debt	$(136,989)	$(1,161,457)
Other	(352,151)	(549,959)

Loss on settlement of debt	$(489,140)	$(1,711,416)

As described in Note 9, the Company converted certain notes payable into common stock during the years ended September 30, 2012 and 2011, recognizing losses of $136,989 and $1,161,457, respectively as a result of the conversion.

Income Taxes	12 Months Ended
Sep. 30, 2012
Income Taxes [Abstract]
Income Taxes

Note 11 – Income Taxes

Income tax for the years ended September 30, 2012 and 2011 is summarized as follows:

	2012	2011
Current:
Federal	$-	$-
State	800	800
Deferred benefit	(2,200,000)	(2,300,000)

Change in valuation allowance	2,200,000	2,300,000

Income tax expense	$800	$800

Through September 30, 2012, the Company incurred net operating losses for tax purposes of approximately $38,300,000. The net operating loss carry forward for federal and state purposes may be used to reduce taxable income through the year 2032. The availability of the Company's net operating loss carry forward is subject to limitation if there is a 50% or more positive change in the ownership of the Company's stock.

The gross deferred tax asset balance as of September 30, 2012 is approximately $14,750,000.  A 100% valuation allowance has been established against the deferred tax assets, as the utilization of the loss carry forward cannot reasonably be assured.   Components of the deferred tax assets are limited to the Company’s net operating loss carryforwards, and are presented as follows at September 30:

	2012	2011
Deferred tax assets (liabilities):
Net operating loss carryforwards	$14,750,000	$12,550,000
Deferred tax assets, net	14,750,000	12,550,000
Valuation allowance	(14,750,000)	(12,550,000)

Net deferred tax assets	$-	$-

Differences between the benefit from income taxes and income taxes at the statutory federal income tax rate are as follows for years ended September 30:

	2012		2011
	Amount	Rate	Amount	Rate

Tax expense (benefit) at federal statutory rate	$(1,959,000)	-34.0%	$(2,017,000)	-34.0%
State taxes, net of federal benefit	(336,000)	-5.8%	(361,200)	-6.1%
Other	95,800	1.6%	79,000	1.4%
Net operating loss carryforward	2,200,000	38.2%	2,300,000	38.7%
Tax expense at actual rate	$800	0.0%	$800	0.0%

Stockholders' Deficit	12 Months Ended
Sep. 30, 2012
Stockholders��� Deficit [Abstract]
Stockholders��� Deficit
Note 12 – Stockholders’ Deficit

Common Stock

The Company has 600,000,000 authorized shares of common stock, par value $0.001 per share. As of September 30, 2012 and 2011, the Company had 387,968,434 and 299,331,673 shares of common stock issued, respectively.

During the year ended September 30, 2012, the Company issued 36,935,185 shares of common stock for conversion of debt in the amount of $1,081,410 including interest. During the year-ended September 30, 2011, the Company issued 23,696,276 shares of common stock for conversion of debt in the amount of $1,055,591 including interest.
During the years ended September 30, 2012 and 2011, the Company issued 34,067,872 and 20,040,322 shares of common stock valued at $1,707,576 and $1,911,003, respectively, for outside services.

During the year ended September 30, 2012, the Company issued 6,670,001 shares of common stock together with warrants to purchase 3,334,999 shares of common stock, for gross proceeds of $400,200 ($0.06 per share). The warrants issued are exercisable at $0.17 per share and expire five years from the date of issuance.

During the year ended September 30, 2011, the Company issued 32,473,667 shares of common stock together with warrants to purchase 16,236,833 shares of common stock, for gross proceeds of $1,821,040 ($0.06 per share). The warrants issued are exercisable at $0.17 per share and expire five years from the date of issuance. The Company paid finders’ fees of $125,000 and issued warrants for the purchase of 2,125,000 shares of common stock at a purchase price of $0.06 per share in connection with this financing.

Employee Stock Options and Warrants

A summary of the Company’s activity for employee stock options

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life
Outstanding at October 1, 2011	38,866,316	0.12	$-	3.01
Granted	4,850,000	0.14
Expired	-	-
Forfeited	-	-
Exercised	-	-
Outstanding at September 30, 2012	43,296,946	$0.12	$-	2.26
Exercisable at September 30, 2012	43,716,316	$0.12	$-	2.27

Options outstanding and exercisable as of September 30, 2012:

Exercise Price	Options Outstanding	Contractual Life	Weighted Average Remaining Options Exercisable	Weighted Average Remaining Contractual Life
$0.06	7,415,000	2.93	7,362,479	2.93
$0.07	2,000,000	3.25	2,000,000	3.25
$0.09	2,000,000	3.25	2,000,000	3.25
$0.10	9,416,850	1.82	9,416,850	1.82
$0.12	8,450,940	1.53	8,450,940	1.53
$0.14	500,000	2.76	133,151	2.76
$0.15	10,000,000	2.76	10,000,000	2.76
$0.17	1,000,000	3.67	1,000,000	3.67
$0.25	2,933,526	0.21	2,933,526	0.21
	43,716,316	2.27	43,296,946	2.26

During the year ended September 30, 2012, the Company granted a total of 14,365,000 options and warrants to certain officers and employees. Certain options and warrants vested immediately upon grant and have a term of five years; other options and warrants with a two-year term vest ratably over the vesting period. The weighted average grant-date fair value of these options and warrants was $831,670.   The fair value of these options and warrants was estimated on the date of the grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

●	risk free rate of return of 0.44% – 2.24%;

●	volatility of 152% – 190%;

●	dividend yield of 0%; and

●	expected term of 2-5 years.

During the year ended September 30, 2011, the Company amended the terms of 1,583,200 options granted to former officers. The officers’ options had an original exercise price of $0.15 - $0.25 per share, and were re-priced to $0.10 per share. The Company compared the fair value of the options immediately before and immediately after the amendments, and determined that the excess fair value of $36,542 should be recorded as compensation expense.

Stock Warrants

A summary of the Company’s warrant activity with non-employees:

	Number of Warrants	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding at October 1, 2011	94,266,670	$0.15	$75,000
Granted	30,834,999	0.14
Expired	(1,602,272)	-
Forfeited	(9,039,312)	0.25
Exercised	-	-
Outstanding as of September 30, 2012	114,460,085	$0.12	$-
Exercisable as of September 30, 2012	114,460,085	$0.12	$-

Warrants outstanding and exercisable as of September 30, 2012:

			Weighted
			Average
			Remaining	Weighted Average Exercise Price
Exercise	Warrants	Warrants	Contractual
Price	Outstanding	Exercisable	Life	Outstanding	Exercisable
$0.06	7,500,000	7,500,000	3.63	$0.06	$0.06
$0.07	22,833,333	22,833,333	1.54	$0.07	$0.07
$0.08	24,800,000	24,800,000	4.98	$0.08	$0.08
$0.10	6,726,578	6,726,578	3.36	$0.10	$0.10
$0.12	6,226,000	6,226,000	1.19	$0.12	$0.12
$0.14	5,000,000	5,000,000	3.06	$0.14	$0.14
$0.15	2,107,667	2,107,667	2.08	$0.15	$0.15
$0.17	27,993,325	27,993,325	3.16	$0.17	$0.17
$0.18	850,000	850,000	0.29	$0.18	$0.18
$0.25	6,730,000	6,730,000	0.81	$0.25	$0.25
$0.30	3,693,182	3,693,182	0.49	$0.30	$0.30

	114,460,085	114,460,085

During the year ended September 30, 2012, the Company completed offerings of $1,025,000 in principal amount of convertible debentures to a group of institutional and accredited investors.  As part of the offering, the Company issued warrants to purchase 22,500,000 shares of common stock at an exercise price of $0.08 per share, which expire five years from date of grant. The Company also issued warrants to purchase 3,334,999 shares of common stock at an exercise price of $0.17 per share in connection with equity financing. In connection with the issuance of its 8% convertible debentures, the Company issued warrants to purchase 2,700,000 shares of common stock at an exercise price of $0.10 per share; to induce conversion of these notes, the Company subsequently issued additional warrants to purchase 2,300,000 shares of common stock at an exercise price of $0.08 per share.

Commitments	12 Months Ended
Sep. 30, 2012
Commitments [Abstract]
Commitments	Note 13 – Commitments Operating Lease As of September 30, 2012, the Company does not have any lease commitments.

Going Concern	12 Months Ended
Sep. 30, 2012
Going Concern [Abstract]
Going Concern

Note 14 – Going Concern

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. This basis of accounting contemplates the recovery of the Company’s assets and the satisfaction of its liabilities in the normal course of business. Through September 30, 2012, the Company has incurred cumulative losses of $37,560,000 including a net loss for the year ended September 30, 2012 of $5,762,619. As the Company has no cash flow from operations, its ability to continue as a going concern is entirely dependent upon obtaining adequate cash to finance its overhead, research and development activities, and acquisition of production equipment. It is unknown when, if ever, the Company will achieve a level of revenues adequate to support its costs and expenses. In order for the Company to meet its basic financial obligations, including salaries, debt service and normal operating expenses, it plans to sell additional units of its water treatment system, and to seek additional equity or debt financing. Because of the Company’s history and current debt levels, there is considerable doubt that the Company will be able to obtain financing. The Company’s ability to meet its cash requirements for the next twelve months depends on its ability to obtain such financing. Even if financing is obtained, any such financing will likely involve additional fees and debt service requirements which may significantly reduce the amount of cash we will have for our operations. Accordingly, there is no assurance that the Company will be able to implement its plans.

As mentioned in Notes 6, 7, 8, and 9, the Company has short-term promissory notes, convertible notes, and subordinated debentures some of which have matured. The Company is in the process of renegotiating the terms of the notes with the note holders to extend the maturity date. If the Company is unsuccessful in extending the maturity date, the Company may not be able to continue as a going concern. The Company is continuing its efforts to obtain customers for its products, expand its sales efforts worldwide and expand the industries it targets for possible customers. The Company also has future plans for additional products, and revisions to its current products. In support of this the Company plans to hire additional personnel who have the industry experience and the training so that they can be immediately effective in the building of the Company. The Company has also made changes to its manufacturing capabilities and believes that it can effectively outsource most if not all of its engineering, design, production and service to contract manufacturers and other professional firms. This would reduce costs and improve the quality of its products. It is also continuing to seek additional investment capital in the form of debt or equity to sustain continued operations, and considering certain changes to its capital structure to become more attractive to potential investors and business partners.

Supplemental Cash Flow Information	12 Months Ended
Sep. 30, 2012
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information

Note 15 – Supplemental Cash Flow Information

During the year ended September 30, 2012:

●	The Company issued 36,935,195 shares of common stock, having a value of $723,882, in connection with the conversion of certain notes payable.

●	The Company issued 9,988,709 shares of common stock, having a value of $463,280, in connection with the settlement of accounts payable.

●	The Company issued 34,067,872 shares of common stock for services. The fair value of the common stock on the date of issuance was $1,707,576.

During the year ended September 30, 2011:

●	The Company issued 23,696,276 shares of common stock in connection with the conversion of certain notes payable.

●	The Company issued 5,800,000 shares of common stock, having a value of $290,000, in connection with the settlement of accounts payable.

●	The Company issued 20,040,322 shares of common stock for services. The fair value of the common stock on the date of issuance was $1,911,003.

Subsequent Events	12 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
Subsequent Events
Note 16 – Subsequent Events

Williston Basin

In February 2012 we entered into a Water Treatment Agreement with McFall Incorporated, a construction and logistics firm operating in the Williston Basin.  Under the agreement, we agreed to deploy one of our Mobile Water Treatment Systems to locations in the Williston Basin to decontaminate water emitted from drilling operations.  The agreement had an initial term of 5 years.   Following our execution of the Water Treatment Agreement, we formed Williston Basin I, LLC, a Nevada limited liability company (“WBI”), and in March 2012 we sold 4,000 membership units to 19 accredited investors, raising a total of $1,350,000.  As the holder of 60% of the membership of WBI, we were entitled to 60% of its net profit and distributable assets.  WBI intended use the proceeds from the offering principally for the acquisition of the assets required for the performance of the Water Treatment Agreement.

Upon further review and consideration, we determined that our efforts to treat drilling mud did not allow us to take full advantage of our proprietary DAF system.  Accordingly, we have proposed to McFall Incorporated that we amend our existing agreement related to the treatment of drilling mud, and instead direct our efforts in the treatment of fracking water prior to disposal into underground wells.  We have entered into an agreement with an operator of several disposal wells in the Williston Basin, have delivered treatment equipment to their site in anticipation of treating frack production water that is currently being delivered to their site, but is too contaminated for disposal into their wells without treatment.  As well, we are developing certain testing and treatment protocols so that our testing activities are properly and accurately aligned with those required and customary in the oil and gas industry.  It is our intention that this project will demonstrate our capabilities in the Williston Basin region.

Related to this change of business focus, on November 26, 2012 we completed the repurchase of all outstanding membership interests in WBI.  In return for their membership interests and the release of WBI from any future claims, we offered the members the option of receiving a pro-rata share of the remaining capital invested into WBI, or they could assign their rights to their remaining capital to Sionix in return for a convertible note issued by Sionix equal to 100% of their original investment. The pro-rata share calculation did not include Sionix's interest in WBI. The cash available for distribution totaled $854,046 or 63.3% of the original investment of $1,350,000. We returned $569,649 of the original capital invested, representing an original investment of $900,000, and issued convertible notes in the amount of $450,000 and received $284,397 of the remaining capital. The convertible notes issued mature on September 30, 2014, bear an annual interest rate of 10% payable in cash or in kind at our election, and are convertible at the election of the holder into common shares of Sionix at a rate of $0.04. As part of this offering, we paid a placement agent a fee of $45,000 for services rendered to us in connection with this transaction.

Lawsuit with Former Chairman and Chief Executive Officer

On October 24, 2012 our former Chairman and Chief Executive Officer, James. R. Currier, filed in the Superior Court of the State of Arizona in and for the County of Maricopa a legal action against us entitled “James R. Currier v. Sionix Corporation, a Nevada corporation." Mr. Currier's complaint contained claims alleging Breach of Contract, Breach of Implied Covenant of Good Faith and Fair Dealing, Wage Claim, Negligent Misrepresentation and Fraud. The allegations in the complaint relate to his resignation from his position as Chief Executive Officer, and from the board as its Chairman and as a member.  The parties are in the process of working to resolve Mr. Currier's claims, which will likely result in the dismissal of the lawsuit in the near future.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Sep. 30, 2012
Summary Of Significant Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Consolidation

Consolidation

The financial statements include the accounts of the Company, and its 60% owned subsidiary, Williston Basin I, LLC. All significant intercompany accounts and balances have been eliminated in consolidation. Participation of other unit holders in the net assets and net earnings of consolidated subsidiaries is included in the captions ‘equity attributable to noncontrolling interest’ and ‘net loss attributable to the noncontrolling interest’ in the accompanying consolidated balance sheets and consolidated statements of operations, respectively.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents represent cash and short-term, highly liquid investments with original maturities of three months or less.
Inventory

Inventory

Inventory, consisting primarily of finished goods, is stated at the lower of cost or market, with cost generally determined on a first-in, first-out basis. Management utilizes specific product identification, historical product demand, and comparison of inventory costs to market value as the basis for determining the need for an excess or obsolete inventory reserve. Changes in market conditions, lower than expected customer demand, or changes in technology or features are also considered by management in determining whether an allowance for obsolete inventory is required. For the year ended September 30, 2012, management recorded an allowance of $168,643, and the related expense is included in other (expense) income in the accompanying Statement of Operations.

Property and Equipment

Property and Equipment

Property and equipment, consisting primarily of office furniture and equipment, is stated at cost. The cost of additions and improvements are capitalized while maintenance and repairs are expensed as incurred. Depreciation of property and equipment is provided on a straight-line basis over the estimated useful lives of the assets, ranging from 3 to 5 years.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company tests long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable through the estimated undiscounted cash flows expected to result from the use and eventual disposition of the assets. In that event, a loss is recognized based on the amount by which the carrying amount exceeds the fair market value of the long-lived assets. Loss on long-lived assets to be disposed of is determined in a similar manner, except that fair market values are reduced for the cost of disposal.

Derivatives

Derivatives

Derivative instruments are recognized as either assets or liabilities and are measured at fair value. Changes in the fair value of derivatives are recognized in earnings in the period of change.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities measured at fair value are categorized based on whether or not the inputs are observable in the market and the degree that the inputs are observable. The categorization of financial assets and liabilities within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The Company's financial instruments primarily consist of cash and cash equivalents, accounts payable, accrued expenses, and short-term debt. As of the balance sheet dates, the estimated fair values of the financial instruments were not materially different from their carrying values as presented on the balance sheet. This is primarily attributed to the short maturities of these instruments. The Company did not identify any other non-recurring assets and liabilities that are required to be presented in the balance sheets at fair value.

Advertising

Advertising

The cost of advertising is expensed as incurred, and included in sales and marketing expense. Total advertising costs were $2,807 and $20,930 for the years ended September 30, 2012 and 2011, respectively.

Revenue Recognition

Revenue Recognition

Sales revenue is recognized at the date of shipment to customers when a formal arrangement exists, the price is fixed or determinable, the delivery is completed, no other significant obligations of the Company exist and collectability is reasonably assured. The Company recognizes revenue net of an allowance for estimated returns at the time of sale. The allowance for sales returns is estimated based on the Company’s historical experience. Sales taxes are presented on a net basis (excluded from revenues and costs). Shipping and handling costs billed to customers is included in net revenue and those costs not billed to customers are included in operating expenses.

Research and Development

Research and Development

The cost of research and development is expensed as incurred. Total research and development costs were $886,491 and $562,179 for the years ended September 30, 2012 and 2011, respectively.

Income Taxes

Income Taxes

The Company accounts for income taxes using an asset and liability approach which allows for the recognition and measurement of deferred tax assets based upon the likelihood of realization of tax benefits in future years. Under the asset and liability approach, deferred taxes are provided for the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is provided for deferred tax assets if it is more likely than not these items will either expire before the Company is able to realize their benefits, or that future deductibility is uncertain. Management considers the likelihood of changes by taxing authorities in its filed income tax returns and recognizes a liability for or discloses potential changes that management believes are more likely than not to occur upon examination by tax authorities. Management has not identified any uncertain tax positions in filed income tax returns that require recognition or disclosure in the accompanying financial statements.

Stock-Based Compensation

Stock-Based Compensation

The costs of all employee stock options, as well as other equity-based compensation arrangements, are reflected in the consolidated financial statements based on the estimated fair value of the awards on the grant date. That cost is recognized over the period during which an employee is required to provide service in exchange for the award—the requisite service period (usually the vesting period). Stock compensation for stock granted to non-employees is determined as the fair value of the consideration received or the fair value of equity instruments issued, whichever is more reliably measured.

Earnings per Share

Earnings per Share

Basic earnings per share are computed by dividing net loss by the weighted average number of common shares outstanding during the period. Diluted net loss per share is based on the assumption that all dilutive convertible shares and stock options were converted or exercised. Dilution is computed by applying the treasury stock method. Under this method, options and warrants are assumed to be exercised at the beginning of the period (or at the time of issuance, if later), and as if funds obtained thereby were used to purchase common stock at the average market price during the period.

For the years ended September 30, 2012 and 2011, the aforementioned securities were determined to be anti-dilutive and the number of shares used to determine basic and diluted earnings per share were the same.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In September 2012, the FASB issued ASU No. 2012-08, “Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment.” ASU No. 2012-08 provides companies an option to perform a qualitative assessment to determine whether further goodwill impairment testing is necessary. If, as a result of the qualitative assessment, it is determined that it is more likely than not that a reporting unit’s fair value is less than its carrying amount, the two-step quantitative impairment test is required. Otherwise, no further testing is required. ASU No. 2012-08 will be effective for the Company for goodwill impairment tests performed in the fiscal year ended September 30, 2013, with early adoption permitted. The adoption of this guidance is expected to have no impact on the Company’s consolidated financial condition and results of operations.

Property and Equipment (Tables)	12 Months Ended
Sep. 30, 2012
Property and Equipment [Abstract]
Property and Equipment
	2012	2011

Machinery and equipment	$166,159	$41,726
Less accumulated depreciation	(38,040)	(12,207)

Property and equipment, net	$128,119	$29,519

Accrued Expenses (Tables)	12 Months Ended
Sep. 30, 2012
Accrued Expenses [Abstract]
Accrued expenses
	2012	2011

Accrued salaries	$306,055	$564,458
Interest payable	364,567	236,229
Claims payable	-	15,334
Other accrued expenses	237,106	190,793

Total accrued expenses	$907,728	$1,006,814

Loss on Settlement of Debt (Tables)	12 Months Ended
Sep. 30, 2012
Convertible Notes, 12 Secured Promissory Note, Note Conversions and Loss On Settlement Of Debt [Abstract]
Schedule of loss on settlement of debt
	2012	2011

Loss on conversion of debt	$(136,989)	$(1,161,457)
Other	(352,151)	(549,959)

Loss on settlement of debt	$(489,140)	$(1,711,416)

Income Taxes (Tables)	12 Months Ended
Sep. 30, 2012
Income Taxes [Abstract]
Components of income tax expense (benefit)
	2012	2011
Current:
Federal	$-	$-
State	800	800
Deferred benefit	(2,200,000)	(2,300,000)

Change in valuation allowance	2,200,000	2,300,000

Income tax expense	$800	$800

Components of deferred tax assets imited to Company���s net operating loss carryforwards

	2012	2011
Deferred tax assets (liabilities):
Net operating loss carryforwards	$14,750,000	$12,550,000
Deferred tax assets, net	14,750,000	12,550,000
Valuation allowance	(14,750,000)	(12,550,000)

Net deferred tax assets	$-	$-

Differences between benefit from income taxes and income taxes statutory federal income tax rate

	2012		2011
	Amount	Rate	Amount	Rate

Tax expense (benefit) at federal statutory rate	$(1,959,000)	-34.0%	$(2,017,000)	-34.0%
State taxes, net of federal benefit	(336,000)	-5.8%	(361,200)	-6.1%
Other	95,800	1.6%	79,000	1.4%
Net operating loss carryforward	2,200,000	38.2%	2,300,000	38.7%
Tax expense at actual rate	$800	0.0%	$800	0.0%

Stockholders' Deficit (Tables)	12 Months Ended
Sep. 30, 2012
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of the Company���s activity for employee stock options/ stock warrants

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life
Outstanding at October 1, 2011	38,866,316	0.12	$-	3.01
Granted	4,850,000	0.14
Expired	-	-
Forfeited	-	-
Exercised	-	-
Outstanding at September 30, 2012	43,296,946	$0.12	$-	2.26
Exercisable at September 30, 2012	43,716,316	$0.12	$-	2.27

Options/warrants outstanding and exercisable

Exercise Price	Options Outstanding	Contractual Life	Weighted Average Remaining Options Exercisable	Weighted Average Remaining Contractual Life
$0.06	7,415,000	2.93	7,362,479	2.93
$0.07	2,000,000	3.25	2,000,000	3.25
$0.09	2,000,000	3.25	2,000,000	3.25
$0.10	9,416,850	1.82	9,416,850	1.82
$0.12	8,450,940	1.53	8,450,940	1.53
$0.14	500,000	2.76	133,151	2.76
$0.15	10,000,000	2.76	10,000,000	2.76
$0.17	1,000,000	3.67	1,000,000	3.67
$0.25	2,933,526	0.21	2,933,526	0.21
	43,716,316	2.27	43,296,946	2.26

Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of the Company���s activity for employee stock options/ stock warrants

	Number of Warrants	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding at October 1, 2011	94,266,670	$0.15	$75,000
Granted	30,834,999	0.14
Expired	(1,602,272)	-
Forfeited	(9,039,312)	0.25
Exercised	-	-
Outstanding as of September 30, 2012	114,460,085	$0.12	$-
Exercisable as of September 30, 2012	114,460,085	$0.12	$-

Options/warrants outstanding and exercisable

			Weighted
			Average
			Remaining	Weighted Average Exercise Price
Exercise	Warrants	Warrants	Contractual
Price	Outstanding	Exercisable	Life	Outstanding	Exercisable
$0.06	7,500,000	7,500,000	3.63	$0.06	$0.06
$0.07	22,833,333	22,833,333	1.54	$0.07	$0.07
$0.08	24,800,000	24,800,000	4.98	$0.08	$0.08
$0.10	6,726,578	6,726,578	3.36	$0.10	$0.10
$0.12	6,226,000	6,226,000	1.19	$0.12	$0.12
$0.14	5,000,000	5,000,000	3.06	$0.14	$0.14
$0.15	2,107,667	2,107,667	2.08	$0.15	$0.15
$0.17	27,993,325	27,993,325	3.16	$0.17	$0.17
$0.18	850,000	850,000	0.29	$0.18	$0.18
$0.25	6,730,000	6,730,000	0.81	$0.25	$0.25
$0.30	3,693,182	3,693,182	0.49	$0.30	$0.30

	114,460,085	114,460,085

Organization and Description of Business (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Organization and Description Of Business (Textual)
Converted Share of Common Stock	1
Common stock, par value	$ 0.001	$ 0.001

Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Summary of Significant Accounting Policies (Textual)
Percentage of ownership in subsidiary, Williston Basin I, LLC	60.00%
Management recorded an allowance	$ 168,643
Advertising costs	2,807	20,930
Research and development	$ 886,491	$ 562,179
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Property and equipment estimated useful lives	P3Y
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Property and equipment estimated useful lives	P5Y

Property and Equipment (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Components of Property and equipment
Machinery and equipment	$ 166,159	$ 41,726
Less accumulated depreciation	(38,040)	(12,207)
Property and equipment, net	$ 128,119	$ 29,519

Property and Equipment (Details Textual) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Property and Equipment (Textual)
Depreciation expense	$ 25,833	$ 12,207

Accrued Expenses (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Components of Accrued expenses
Accrued salaries	$ 306,055	$ 564,458
Interest payable	364,567	236,229
Claims payable		15,334
Other accrued expenses	237,106	190,793
Total accrued expenses	$ 907,728	$ 1,006,814

Accrued Expenses (Details Textual) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Accrued Expenses (Textual)
Accrued interest	$ 84,856	$ 216,966
Common stock issued settlement of accounts payable	$ 463,280	$ 290,000
Common stock issued	5,800,000

Deferred Revenue (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Deferred Revenue (Textual)
Customer deposit received for Mobile Water Treatment System	$ 10,000		$ 300,000
Other income	$ (169,048)	$ 470,128

Notes Payable - Related Parties (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Notes Payable Related Parties (Textual)
Interest rate of notes	10.00%
Notes payable	$ 25,000	$ 25,000
Accrued interest on the notes	19,717	16,885
Interest expense	$ 2,833	$ 2,636

Convertible Notes (Details) (USD $)	1 Months Ended		12 Months Ended				1 Months Ended					1 Months Ended		12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Nov. 26, 2012	Nov. 08, 2011	Aug. 31, 2012 6% Convertible Redeemable Note	Jul. 31, 2012 6% Convertible Redeemable Note	Jun. 30, 2012 6% Convertible Redeemable Note	Nov. 30, 2011 6% Convertible Redeemable Note	Nov. 23, 2011 6% Convertible Redeemable Note	Jun. 30, 2012 8% Convertible Debentures	Apr. 30, 2012 8% Convertible Debentures	Sep. 30, 2012 8% Convertible Debentures	Sep. 30, 2012 10% Convertible Debentures	Sep. 30, 2012 Minimum [Member]	Sep. 30, 2012 Maximum [Member]
Convertible Notes (Textual)
Convertible notes payable			$ 1,895,378	$ 934,567
Discount on convertible note payable			383,660	143,871
Notes bear interest rate	10.00%												8.00%		10.00%	6.00%	12.00%
Interest rate on convertible redeemable note			8.00%			12.00%					6.00%
Number of common shares issued for conversion of unsecured convertible note			732,500
Unsecured convertible, carrying amount of equity component			170,000
Change in fair value of derivative liability			233,186	(120,849)
Convertible redeemable note, face amount											100,000
Convertible notes maturity date	Sep 30, 2014	Jul 31, 2012								Nov 23, 2012
Debt Instrument, Maturity Date Range, Start															Sep 25, 2012
Convertible instrument, maturity, end date															Jun 25, 2013
Convertible instrument, payment terms													The Debenture Holders will receive guaranteed interest on the original principal amount for a twelve-month period, even if the Primary Debentures are repaid within that period.
Convertible notes, fee amount											15,000
Convertible redeemable note subject to redemption, settlement terms, description										An optional right of redemption prior to maturity upon a five day notice and payment of a 40% premium on the unpaid principal amount of the loan.				The Company had the right to demand immediate conversion of the Primary Debentures or some part of them if, at any time prior to the maturity date, the Company's common stock had, for any twenty consecutive trading-day period, reported a closing bid price of $0.40 per share or greater and reported daily trading volume of 300,000 shares or more.	If the Company fails to file a registration statement within this 30 day period, or to have it declared effective within 90 days after the date of the registration rights agreement, or to maintain its effectiveness (in addition to other events described in the full text of the registration rights agreement), the Company will be obligated to pay the investors liquidated damages equal to 2% of the principal amount of the Notes per month until the event is cured, for up to one year, and 1% per month thereafter if the event continues uncured.
convertible debt, convertible, terms of conversion feature										If the Company draws down all of the funds made available by the Additional Financing between June 1, 2012 and August 1, 2012, the lender will use the Lender's Shares toward the conversion of the outstanding principal amount on the 6% Convertible Redeemable Note into shares of the Company's common stock. The conversion price for each share of common stock will be equal to 70% of the lowest closing bid price of the common stock for a period of five trading days, but no lower than $0.001 per share.				A conversion price of no more than $0.13, based on the average of the three lowest closing bid prices for the common stock during the ten consecutive trading days immediately preceding the conversion request. After this period the conversion price was to be 75% of the average of the three lowest closing bid prices for the common stock during the ten consecutive trading days immediately preceding the conversion request.	The Notes are convertible at any time at the option of the Holders into the Company's common stock at a conversion price based on 80% of the average of the three lowest closing prices for the common stock during the ten consecutive trading days immediately preceding the conversion request, however the conversion price may not exceed $0.04, and may not be lower than $0.02 per share.The Notes may be redeemed by the Company at any time prior to maturity with ten days' prior notice to the Holders, and payment of a premium of 25% on the unpaid principal amount of the Notes.
Debt conversion, converted instrument, additional shares issued										500,000
Convertible notes, additional funding provided by lender to the company			400,000				100,000	100,000	100,000	300,000
Convertible notes, minimum conversion price					$ 0.04						$ 0.001					$ 0.15	$ 0.25
Carrying amount of additional borrowings			102,765
Sale of convertible debt to accredited investor													550,000		1,025,000
Debt instrument maturity period												45 days	18 months		9 months
Convertible notes instrument, convertible, stock price trigger												$ 0.08
Number of shares to be purchased from issuance of warrants			2,300,000	979,167										2,700,000	23,125,000
Warrant vesting period														3 years	5 years
Warrants, exercise price			$ 0.17	$ 0.17										$ 0.1	$ 0.08
Number of additional shares to be purchased from issuance of warrants			0.08											2,300,000
Vesting period of additional warrant issued														5 years
Exercise price of additional warrants issued														$ 0.08
Fees, transfer agent															87,535
value of initial warrant at time of issuance as per black Scholes method														93,731
Value of subsequent warrant at time of issuance as per Black-Scholes method														63,391
Warrants, weighted-average assumptions, risk free interest rate, minimum														0.66%
Warrant, weighted-average assumptions, risk free interest rate, minimum														1.03%
Warrant, fair value assumptions, expected volatility rate, minimum														170.00%
Warrant, fair value assumptions, expected volatility rate, maximum														174.00%
Warrant, fair value assumptions, expected dividend yield														0.00%
Warrant, fair value assumptions, expected term, minimum														3 years
Warrant, fair value assumptions, expected term, maximum														5 years
Percentage of gross proceeds of primary debentures paid as placement fee to agent														10.00%	8.54%
Percentage of warrant coverage paid as placement fee to agent														10.00%
Convertible debentures elected to convert amount			996,554
Convert shares of common stock			38,170,195
Placed primary debentures												$ 200,000

12% Secured Promissory Note (Details) (USD $)	1 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Sep. 30, 2012	Nov. 08, 2011	Sep. 30, 2011
12% Secured Promissory Note (Textual)
Interest rate on secured promissory note			8.00%	12.00%
Secured promissory notes			$ 225,681	$ 300,000
Maturity date of secured promissory note	Sep 30, 2014	Jul 31, 2012
Debt instrument percentage of redemption premium				7.50%
Stock issued during the period as incentive shares				2,358,491
Stock issued during the period as pledged shares				16,981,132
Redemption amount of incentive shares				$ 125,000

Note Conversions (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Note Conversions (Textual)
Number of common shares issued for conversion of debt	36,935,195	23,696,276
Conversion of notes payable into common stock	$ 1,081,410	$ 1,055,591
Number of shares to be purchased from issuance of warrants	2,300,000	979,167
Loss on conversion of debt	$ (136,989)	$ (1,161,457)
Warrants issued to replace other warrant		6,500,000
Number of warrants replaced by other warrant issued		4,166,666

Loss on Settlement of Debt (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Schedule of loss on settlement of debt
Loss on conversion of debt	$ (136,989)	$ (1,161,457)
Other	(352,151)	(549,959)
Loss on settlement of debt	$ (489,140)	$ (1,711,416)

Loss on Settlement of Debt (Details Textual) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Loss on Settlement of Debt (Texual)
Loss on conversion of debt	$ (136,989)	$ (1,161,457)

Income Taxes (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Current:
Federal
State	800	800
Deferred benefit	(2,200,000)	(2,300,000)
Change in valuation allowance	2,200,000	2,300,000
Income tax expense	$ 800	$ 800

Income Taxes (Details 1) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Deferred tax assets (liabilities):
Net operating loss carryforwards	$ 14,750,000	$ 12,550,000
Deferred tax assets, net	14,750,000	12,550,000
Valuation allowance	(14,750,000)	(12,550,000)
Net deferred tax assets

Income Taxes (Details 2) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Differences between benefit from income taxes and income taxes statutory federal income tax rate
Tax expense (benefit) at federal statutory rate, amount	$ (1,959,000)	$ (2,017,000)
State taxes, net of federal benefit, amount	(336,000)	(361,200)
Other, amount	95,800	79,000
Net operating loss carryforward, amount	2,200,000	2,300,000
Tax expense at actual rate, amount	$ 800	$ 800
Tax expense (benefit) at federal statutory rate, Rate	(34.00%)	(34.00%)
State taxes, net of federal benefit, Rate	(5.80%)	(6.10%)
Other, Rate	1.60%	1.40%
Net operating loss carryforward, Rate	38.20%	38.70%
Tax expense at actual rate, Rate	0.00%	0.00%

Income Taxes (Details Textual) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Income Tax (Textual)
Net operating losses carry forward	$ 38,300,000
Operating loss carryforward, expiration year	Through the year 2032
Let operating loss carry forward, limitations on use	Company's net operating loss carry forward is subject to limitation if there is a 50% or more positive change in the ownership of the Company's stock.
Deferred tax assets, gross	$ 14,750,000	$ 12,550,000
Valuation allowance, percentage	100.00%

Stockholders' Deficit (Details) (Stock Options [Member], USD $)	12 Months Ended
Sep. 30, 2012
Stock Options [Member]
Summary of the Company���s activity for employee stock options/ stock warrants
Outstanding options/warrant, Beginning balance	38,866,316
Granted option	4,850,000
Expired option
Forfeited option
Exercised option
Outstanding options/warrants, Ending balance	43,296,946
Outstanding options/warrants exercisable	43,716,316
Outstanding options, Weighted Average Exercise Price, Beginning balance	$ 0.12
Granted, Weighted Average Exercise Price	$ 0.14
Expired, Weighted Average Exercise Price
Forfeited, Weighted Average Exercise Price
Exercised, Weighted Average Exercise Price
Outstanding options/warrants, Weighted Average Exercise Price, Ending balance	$ 0.12
Outstanding options/warrants exercisable, Weighted Average Excercise Price	$ 0.12
Outstanding options/warrants, Aggregate Intrinsic Value
Outstanding options/warrants, Aggregate Intrinsic Value
Outstanding options/warrants exercisable, Aggregate Intrinsic Value
Outstanding options, Weighted Average Remaining Contractual Life	3 years 4 days
Outstanding options, Weighted Average Remaining Contractual Life	2 years 3 months 4 days
Outstanding options exercisable, Weighted Average Remaining Contractual Life	2 years 3 months 7 days

Stockholders' Deficit (Details 1) (Stock Options [Member], USD $)	12 Months Ended
Sep. 30, 2012
Schedule of options/warrants outstanding and exercisable
Options/Warrants outstanding	43,716,316
Options/Warrants Contractual Life	2 years 3 months 7 days
Options/Warrants exercisable	43,296,946
Weighted Average Remaining Contractual Life	2 years 3 months 4 days
$ 0.06 [Member]
Schedule of options/warrants outstanding and exercisable
Options/Warrants Exercise price	0.06
Options/Warrants outstanding	7,415,000
Options/Warrants Contractual Life	2 years 11 months 5 days
Options/Warrants exercisable	7,362,479
Weighted Average Remaining Contractual Life	2 years 11 months 5 days
$ 0.07 [Member]
Schedule of options/warrants outstanding and exercisable
Options/Warrants Exercise price	0.07
Options/Warrants outstanding	2,000,000
Options/Warrants Contractual Life	3 years 3 months
Options/Warrants exercisable	2,000,000
Weighted Average Remaining Contractual Life	3 years 3 months
$ 0.09 [Member]
Schedule of options/warrants outstanding and exercisable
Options/Warrants Exercise price	0.09
Options/Warrants outstanding	2,000,000
Options/Warrants Contractual Life	3 years 3 months
Options/Warrants exercisable	2,000,000
Weighted Average Remaining Contractual Life	3 years 3 months
$ 0.10 [Member]
Schedule of options/warrants outstanding and exercisable
Options/Warrants Exercise price	0.1
Options/Warrants outstanding	9,416,850
Options/Warrants Contractual Life	1 year 9 months 25 days
Options/Warrants exercisable	9,416,850
Weighted Average Remaining Contractual Life	1 year 9 months 25 days
$ 0.12 [Member]
Schedule of options/warrants outstanding and exercisable
Options/Warrants Exercise price	0.12
Options/Warrants outstanding	8,450,940
Options/Warrants Contractual Life	1 year 6 months 11 days
Options/Warrants exercisable	8,450,940
Weighted Average Remaining Contractual Life	1 year 6 months 11 days
$ 0.14 [Member]
Schedule of options/warrants outstanding and exercisable
Options/Warrants Exercise price	0.14
Options/Warrants outstanding	500,000
Options/Warrants Contractual Life	2 years 9 months 4 days
Options/Warrants exercisable	133,151
Weighted Average Remaining Contractual Life	2 years 9 months 4 days
$ 0.15 [Member]
Schedule of options/warrants outstanding and exercisable
Options/Warrants Exercise price	0.15
Options/Warrants outstanding	10,000,000
Options/Warrants Contractual Life	2 years 9 months 4 days
Options/Warrants exercisable	10,000,000
Weighted Average Remaining Contractual Life	2 years 9 months 4 days
$ 0.17 [Member]
Schedule of options/warrants outstanding and exercisable
Options/Warrants Exercise price	0.17
Options/Warrants outstanding	1,000,000
Options/Warrants Contractual Life	3 years 8 months 1 day
Options/Warrants exercisable	1,000,000
Weighted Average Remaining Contractual Life	3 years 8 months 1 day
$ 0.25 [Member]
Schedule of options/warrants outstanding and exercisable
Options/Warrants Exercise price	0.25
Options/Warrants outstanding	2,933,526
Options/Warrants Contractual Life	2 months 16 days
Options/Warrants exercisable	2,933,526
Weighted Average Remaining Contractual Life	2 months 16 days

Stockholders' Deficit (Details 2) (Warrant [Member], USD $)	12 Months Ended
Sep. 30, 2012
Warrant [Member]
Summary of the Company���s activity for employee stock options/ stock warrants
Outstanding options/warrant, Beginning balance	94,266,670
Granted warrants	30,834,999
Expired warrants	(1,602,272)
Forfeited warrants	(9,039,312)
Exercised warrants
Outstanding options/warrants, Ending balance	114,460,085
Outstanding options/warrants exercisable	114,460,085
Outstanding options, Weighted Average Exercise Price, Beginning balance	$ 0.15
Granted, Weighted Average Exercise Price	$ 0.14
Expired, Weighted Average Exercise Price
Forfeited, Weighted Average Exercise Price	$ 0.25
Exercised, Weighted Average Exercise Price
Outstanding options/warrants, Weighted Average Exercise Price, Ending balance	$ 0.12
Outstanding options/warrants exercisable, Weighted Average Excercise Price	$ 0.12
Outstanding options/warrants, Aggregate Intrinsic Value	$ 75,000
Outstanding options/warrants, Aggregate Intrinsic Value
Outstanding options/warrants exercisable, Aggregate Intrinsic Value

Stockholders' Deficit (Details 3) (Warrant [Member], USD $)	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 $ 0.06 [Member]	Sep. 30, 2012 $ 0.07 [Member]	Sep. 30, 2012 $ 0.08 [Member]	Sep. 30, 2012 $ 0.10 [Member]	Sep. 30, 2012 $ 0.12 [Member]	Sep. 30, 2012 $ 0.14 [Member]	Sep. 30, 2012 $ 0.15 [Member]	Sep. 30, 2012 $ 0.17 [Member]	Sep. 30, 2012 $ 0.18 [Member]	Sep. 30, 2012 $ 0.25 [Member]	Sep. 30, 2012 $ 0.30 [Member]
Schedule of options/warrants outstanding and exercisable
Options/Warrants Exercise price			$ 0.06	$ 0.07	$ 0.08	$ 0.1	$ 0.12	$ 0.14	$ 0.15	$ 0.17	$ 0.18	$ 0.25	$ 0.3
Options/Warrants outstanding	114,460,085	94,266,670	7,500,000	22,833,333	24,800,000	6,726,578	6,226,000	5,000,000	2,107,667	27,993,325	850,000	6,730,000	3,693,182
Options/Warrants exercisable	114,460,085		7,500,000	22,833,333	24,800,000	6,726,578	6,226,000	5,000,000	2,107,667	27,993,325	850,000	6,730,000	3,693,182
Options/Warrants Contractual Life			3 years 7 months 17 days	1 year 6 months 14 days	4 years 11 months 23 days	3 years 4 months 10 days	1 year 2 months 8 days	3 years 22 days	2 years 29 days	3 years 1 month 28 days	3 months 24 days	9 months 22 days	5 months 26 days
Weighted Average Exercise Price Outstanding			$ 0.06	$ 0.07	$ 0.08	$ 0.1	$ 0.12	$ 0.14	$ 0.15	$ 0.17	$ 0.18	$ 0.25	$ 0.3
Weighted Average Exercise Price Exercisable			$ 0.06	$ 0.07	$ 0.08	$ 0.1	$ 0.12	$ 0.14	$ 0.15	$ 0.17	$ 0.18	$ 0.25	$ 0.3

Stockholders' Deficit (Details Textual) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Nov. 08, 2011
Stockholders Deficit (Textual)
Number of shares to be purchased from issuance of warrants	2,300,000	979,167
Warrants, exercise price	$ 0.17	$ 0.17
Number of additional shares to be purchased from issuance of warrants	0.08
Common stock, shares authorized	600,000,000	600,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares issued	387,968,434	299,331,673
Number of common shares issued for conversion of debt	36,935,195	23,696,276
Conversion of notes payable into common stock	$ 1,081,410	$ 1,055,591
Common stock issued for services, shares	34,067,872	20,040,322
Common stock issued for services	1,707,576	1,911,003
Common stock shares issued for cash	6,670,001	32,473,667
Gross proceeds from common shares issued	400,200	1,821,040
Common shares issued for cash, share price	$ 0.06	$ 0.06
Warrants issued to purchase common stock	3,334,999	16,236,833
Warrant expiration period	5 years	5 years
Finder fees		125,000
Warrant issued to purchase common stock one	22,500,000	2,125,000
Options and warrants granted to officers and employees	14,365,000
Options and warrants granted vested period	5 years
Other options and warrants granted vested period	2 years
Weighted average grant-date fair value of options and warrants	831,670
Option granted to officers	1,583,200
Option excercise repriced	$ 0.1
Compensation expense related to fair value amendments of option	36,542
Convertible debentures issued to group of institutional and accredited investors	$ 1,025,000
Interest rate on convertible redeemable note	8.00%		12.00%
8% Convertible Debentures
Stockholders Deficit (Textual)
Risk free rate of return, minimum	0.66%
Risk free rate of return, maximum	1.03%
Volatility rate, minimum	170.00%
Volatility rate, maximum	174.00%
Dividend yield	0.00%
Number of shares to be purchased from issuance of warrants	2,700,000
Warrants, exercise price	$ 0.1
Number of additional shares to be purchased from issuance of warrants	2,300,000
Exercise price of additional warrants issued	$ 0.08
Option and Warrant [Member]
Stockholders Deficit (Textual)
Risk free rate of return, minimum	0.44%
Risk free rate of return, maximum	2.24%
Volatility rate, minimum	152.00%
Volatility rate, maximum	190.00%
Dividend yield	0.00%
Maximum [Member]
Stockholders Deficit (Textual)
Expected term	5 years
Option excercise price	$ 0.25
Minimum [Member]
Stockholders Deficit (Textual)
Expected term	2 years
Option excercise price	$ 0.15

Commitments (Details) (USD $)	Sep. 30, 2012
Commitments (Textual)
Lease commitments	$ 0

Going Concern (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Going Concern (Textual)
Accumulated deficit	$ (37,560,000)	$ (31,899,493)
Net loss	$ (5,762,619)	$ (6,300,426)

Supplemental Cash Flow Information (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Supplemental Cash Flow Information (Textual)
Conversion of notes payable into common stock, shares	36,935,195	23,696,276
Conversion of notes payable into common stock, shares	723,882
Common stock shares issued for settlement of accounts payable	9,988,709	5,800,000
Value of common stock shares issued for settlement of accounts payable	$ 463,280	$ 290,000
Common stock shares issued for services	34,067,872	20,040,322
Value of common stock issued for services	$ 1,707,576	$ 1,911,003

Subsequent Events (Details) (USD $)	1 Months Ended
	Nov. 30, 2012	Feb. 29, 2012 Investor Unit	Nov. 30, 2011	Nov. 26, 2012
Subsequent Events (Textual)
Term of Water Treatment Agreement		5 years
Number of membership units sold under Water Treatment Agreement with McFall Incorporated		4,000
Number of investors accredited under Water Treatment Agreement with McFall Incorporated		19
Proceeds from sale of membership unit under Water Treatment Agreement with McFall Incorporated		$ 1,350,000
Percentage of profit and distributable assets company is entitled under Water Treatment Agreement with McFall Incorporated, Description		As the holder of 60% of the membership of WBI, we were entitled to 60% of its net profit and distributable assets.
Value of returned convertible note as percentage of original investment				100.00%
Cash available for distribution under agreement with McFall Incorporated				854,046
Cash available for distribution under agreement as percentage of original investment				63.30%
Value of original investments under agreement with McFall Incorporated				1,350,000
Capital investments returned to McFall Incorporated				569,649
Fair value of original investments in McFall Incorporated				900,000
Convertible notes issued for return of capitla investments to McFall Incorporated				450,000
Cash received from return of capital investments to McFall Incorporated	284,397
Convertible notes maturity date	Sep 30, 2014		Jul 31, 2012
Notes bear interest rate	10.00%
Convertible notes conversion price				$ 0.04
Placement agent fee	$ 45,000